RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Accrued expenses	Rp 350	Rp 395
% of accrued expenses on total liabilities	0.40%	0.46%
Advances from customers	Rp 31	Rp 30
% of advances from customers on total liabilities	0.03%	0.03%
Short-term bank loans - (Note 18)	Rp 956	Rp 1,297
Percentage of short-term bank loans on total liabilities	1.08%	1.50%
Two-step loans (Note 19a)	Rp 949	Rp 1,098
Percentage of two-step loans on total liabilities	1.07%	1.27%
Long-term bank loans - (Note 19c)	Rp 12,620	Rp 7,895
Percentage of long-term bank loans on total liabilities	14.20%	9.14%
Other borrowings (Note 19d)	Rp 2,244	Rp 1,295
Percentage of other borrowings on total liabilities	2.52%	1.50%
Ministry of Finance
Transactions with related parties
Accrued expenses	Rp 7	Rp 9
% of accrued expenses on total liabilities	0.01%	0.01%
Advances from customers	Rp 19	Rp 19
% of advances from customers on total liabilities	0.02%	0.02%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 147	Rp 151
% of accrued expenses on total liabilities	0.17%	0.18%
PLN
Transactions with related parties
Advances from customers	Rp 12	Rp 11
% of advances from customers on total liabilities	0.01%	0.01%
Kisel
Transactions with related parties
Accrued expenses	Rp 183	Rp 235
% of accrued expenses on total liabilities	0.21%	0.27%
Others
Transactions with related parties
Accrued expenses	Rp 13
% of accrued expenses on total liabilities	0.01%
State-owned banks
Transactions with related parties
Accrued expenses	Rp 61	Rp 22
% of accrued expenses on total liabilities	0.07%	0.03%
Others
Transactions with related parties
Accrued expenses	Rp 86	Rp 129
% of accrued expenses on total liabilities	0.10%	0.15%
Other related entities
Transactions with related parties
Accrued expenses	Rp 196	Rp 235
% of accrued expenses on total liabilities	0.22%	0.27%